Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Additions	$ 0			$ 455,135,000
Impairment of goodwill	$ 0	$ 26,600,000	$ 346,100,000	372,728,000	$ 0
Internal-use software development costs		$ 5,000,000.0		5,000,000.0	3,500,000
Impairment of intangible assets				0	0
Computer software impairments				$ 0	$ 0
Weighted Average
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period					7 years